Document And Entity Information	Mar. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2023
Entity Registrant Name	Eloxx Pharmaceuticals, Inc.
Entity Central Index Key	0001035354
Entity Emerging Growth Company	false
Securities Act File Number	001-31326
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1368850
Entity Address, Address Line One	480 Arsenal Way, Suite 130
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	781
Local Phone Number	577-5300
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ELOX
Security Exchange Name	NASDAQ